Lease Arrangements- Charters-out (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Lease Arragements Minimum Revenue

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2012, is as follows:

December 31,
2013	$118,918
2014	57,960
2015	27,446
2016	22,056
2017	22,958
Thereafter	175,652
Total	$424,990